NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB - Leases (Details) - IFRS 16 $ in Millions	Jun. 30, 2019 USD ($)
Leases
Right of use asset	$ 0.4
Lease liabilities	$ 0.4